UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06349

Name of Fund: BlackRock Latin America Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Latin

            America Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2017

Date of reporting period: 07/31/2017

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2017 (Unaudited)	BlackRock Latin America Fund, Inc. (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Argentina — 2.4%
Adecoagro SA (a)	105,000	$1,067,850
Grupo Supervielle SA — ADR	55,000	985,600
MercadoLibre, Inc.	3,106	895,832
Pampa Energia SA, ADR (a)	27,000	1,467,450

		4,416,732
Brazil — 65.6%
AMBEV SA	270,000	1,658,088
AMBEV SA — ADR	1,275,000	7,752,000
Arezzo Industria e Comercio SA	95,000	1,127,199
B3 SA — Brasil Bolsa Balcao	1,050,000	6,899,322
Banco Bradesco SA — ADR	1,375,000	13,227,500
Banco do Brasil SA	355,000	3,267,273
Biotoscana Investments SA (a)	87,900	768,123
BR Malls Participacoes SA	740,000	3,132,426
Bradespar SA, Preference Shares	265,000	1,961,358
BRF SA — ADR (a)	204,784	2,414,403
CCR SA	625,000	3,423,285
Cia Energetica de Sao Paulo, Preference B Shares	215,000	1,075,569
Hypermarcas SA	210,000	1,884,939
Iguatemi Empresa de Shopping Centers SA	215,000	2,530,344
Iochpe-Maxion SA	294,781	1,595,685
IRB Brasil Resseguros S/A (a)	148,659	1,396,322
Itau Unibanco Holding SA, Preference Shares — ADR	1,135,000	13,517,850
Kroton Educacional SA	981,763	4,747,699
Linx SA	180,000	997,451
Lojas Renner SA	350,000	3,288,598
MRV Engenharia e Participacoes SA	325,000	1,493,498
Petroleo Brasileiro SA — ADR (a)	1,630,000	14,010,000
Raia Drogasil SA	110,000	2,433,979
Rumo SA (a)	1,500,000	4,973,784
Sao Martinho SA	170,000	957,301
Telefonica Brasil SA — ADR	70,000	1,041,600
Telefonica Brasil SA, Preference Shares	190,000	2,846,024
Ultrapar Participacoes SA	200,000	4,746,100
Vale SA — ADR	1,115,000	11,183,450

		120,351,170
Chile — 1.6%
SACI Falabella	310,000	2,891,994
Colombia — 0.4%
Cemex Latam Holdings SA (a)	205,000	748,292
Mexico — 26.8%
Alsea SAB de CV	300,000	1,167,814
America Movil SAB de CV, Series L — ADR	328,316	5,804,627

Common Stocks		Shares	Value
Mexico (continued)
Arca Continental SAB de CV		549,382	$4,072,879
Becle SAB de CV (a)		550,000	927,145
Cemex SAB de CV — ADR (a)		577,200	5,604,612
Controladora Vuela Cia de Aviacion SAB de CV, — ADR (a)		25,534	349,816
Corp. Inmobiliaria Vesta SAB de CV		975,000	1,469,962
Fomento Economico Mexicano SAB de CV — ADR		75,000	7,566,000
Gentera SAB de CV		1,165,000	1,771,468
Gruma SAB de CV, Class B		32,769	452,609
Grupo Bimbo SAB de CV, Series A		895,708	2,264,615
Grupo Financiero Banorte SAB de CV, Series O		1,033,955	6,854,507
Grupo Mexico SAB de CV, Series B		1,675,000	5,456,158
PLA Administradora Industrial S de RL de CV (a)		724,775	1,262,071
Wal-Mart de Mexico SAB de CV		1,800,000	4,153,574

			49,177,857
Panama — 0.5%
Copa Holdings SA, Class A		8,000	1,003,680
Peru — 3.5%
Credicorp Ltd.		23,654	4,379,302
Southern Copper Corp.		50,000	1,967,000

			6,346,302
Total Common Stocks — 100.8%			184,936,027

Corporate Bonds		Par (000)
Brazil — 0.4%
Hypermarcas SA, 11.30%, 10/15/18 (b)	BRL	2	30,026
Klabin SA:
12.24%, 1/08/19 (c)(d)		25	406,819
7.25%, 6/15/20		22	114,327
2.50%, 6/15/22		17	87,944
Lupatech SA, Series 1, 6.50%, 4/15/18 (a)(d)(e)		2,128	34,121
Total Corporate Bonds — 0.4%			673,237

Warrants (a)		Shares
Brazil — 0.0%
Iochpe-Maxion SA (Expires 06/03/19)		9,478	20,668

BLACKROCK LATIN AMERICA FUND, INC.	JULY 31, 2017	1

Schedule of Investments (continued)	BlackRock Latin America Fund, Inc.

Warrants (a)	Shares	Value
Brazil (continued)
Klabin SA (Expires 06/15/20) (b)	22,282	$—
Total Warrants — 0.0%		20,668
Total Long-Term Investments (Cost — $140,739,811) — 101.2%		185,629,932

Short-Term Securities
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.89% (f)(g)	749,382	749,382
Total Short-Term Securities (Cost — $749,382) — 0.4%		749,382

Value
Total Investments (Cost — $141,489,193*) — 101.6%	$186,379,314
Liabilities in Excess of Other Assets — (1.6)%	(2,893,862)

Net Assets — 100.0%	$183,485,452

* As of July 31, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:
Tax cost	$149,000,813

Gross unrealized appreciation	$49,779,742
Gross unrealized depreciation	(12,401,241)

Net unrealized appreciation	$37,378,501

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(c)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(d)	Convertible security.

(e)	Issuer filed for bankruptcy and/or is in default.

(f)	During the period ended July 31, 2017, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2016	Net Activity	Shares Held at July 31, 2017	Value at July 31, 2017	Income	Net Realized Gain[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	639,493	109,889	749,382	$749,382	$7,132	$1	—

[1] Includes net capital gain distributions.

(g)	Current yield as of period end.

Portfolio Abbreviations

ADR	American Depositary Receipts
BRL	Brazilian Real

2	BLACKROCK LATIN AMERICA FUND, INC.	JULY 31, 2017

Schedule of Investments (continued)	BlackRock Latin America Fund, Inc.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Argentina	$4,416,732	—	—	$4,416,732
Brazil	120,351,170	—	—	120,351,170
Chile	2,891,994	—	—	2,891,994
Colombia	748,292	—	—	748,292
Mexico	49,177,857	—	—	49,177,857
Panama	1,003,680	—	—	1,003,680
Peru	6,346,302	—	—	6,346,302
Corporate Bonds	—	$643,211	$30,026	673,237
Warrants	20,668	—	—	20,668
Short-Term Securities	749,382	—	—	749,382

Total	$185,706,077	$643,211	$30,026	$186,379,314

BLACKROCK LATIN AMERICA FUND, INC.	JULY 31, 2017	3

Schedule of Investments (concluded)	BlackRock Latin America Fund, Inc.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Corporate Bonds	Participation Notes	Total
Assets:
Opening Balance, as of October 31, 2016	$57,023	$1,861,766	$1,918,789
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Accrued discounts/premiums	—	—	—
Net realized gain (loss)	(37,397)	733,107	695,710
Net change in unrealized appreciation (depreciation)[1]	54,643	(1,081,887)	(1,027,244)
Purchases	—	—	—
Sales	(44,243)	(1,512,986)	(1,557,229)

Closing Balance, as of July 31, 2017	$30,026	—	$30,026

Net change in unrealized appreciation (depreciation) on investments still held at July 31, 2017[1]	$54,643	—	$54,643

[1]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at July 31, 2017 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

4	BLACKROCK LATIN AMERICA FUND, INC.	JULY 31, 2017

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Latin America Fund, Inc.

By:	/s/ John M. Perlowski

John M. Perlowski Chief Executive Officer (principal executive officer) of BlackRock Latin America Fund, Inc.

                Date: September 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski

John M. Perlowski Chief Executive Officer (principal executive officer) of BlackRock Latin America Fund, Inc.

                Date: September 25, 2017

By:	/s/ Neal J. Andrews

Neal J. Andrews Chief Financial Officer (principal financial officer) of BlackRock Latin America Fund, Inc.

Date: September 25, 2017